COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2014
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of March 31, 2014 are:

Minimum
Lease Payments Amount
RMB
Year ended March 31:
2015	13,098,314
2016	13,900,657
2017	9,496,776
2018	9,971,305
2019	10,467,905
Thereafter	10,986,576
67,921,533